Schedule of Assets and Liabilities of Discontinued Operations (Details)	Aug. 27, 2021 USD ($)
Gain On Disposal Of Subsidiary
Deposits	$ 38,663
Property and equipment, net	143,507
Intangible assets	300,000
Right of use asset	1,105,735
Total assets	1,587,875
Operating lease liability	(1,251,964)
Deposits	(538,921)
Accrued expense	(134,540)
Total liabilities	(1,925,425)
(Gain) on divestiture	$ (337,551)